Other Liabilities, Provisions, Contingencies and Commitments - Litigation, etc. (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 170,658
Litigation amount	15,700	$ 13,692	$ 13,728
Commitments for the purchase of property, plant and equipment	9,166	$ 3,394	$ 2,588
Brazil
Disclosure of financial liabilities [line items]
Tax contingencies amount	110,752
Coca-Cola FEMSA | ICMS
Disclosure of financial liabilities [line items]
Tax contingencies amount	10,454
Coca-Cola FEMSA | Tax credits
Disclosure of financial liabilities [line items]
Tax contingencies amount	37,219
Coca-Cola FEMSA | Federal taxes
Disclosure of financial liabilities [line items]
Tax contingencies amount	30,115
Coca-Cola FEMSA | Amortization of goodwill
Disclosure of financial liabilities [line items]
Tax contingencies amount	12,263
Coca-Cola FEMSA | Liability over the operations of third party
Disclosure of financial liabilities [line items]
Tax contingencies amount	2,621
Coca-Cola FEMSA | Exclusion of ICMS from PIS/COFINS taxable basis
Disclosure of financial liabilities [line items]
Tax contingencies amount	706
Coca-Cola FEMSA | Tax Deductions Disputes
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 17,374